Retained Earnings and Dividends Paid - Summary of Retained Earnings (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2024	Dec. 31, 2023
Retained earnings [abstract]
Legal reserves	[1]	₩ 1,604,910	₩ 1,604,910
Voluntary reserves		0	2,812,313
Retained earnings (Undisposed deficit) before appropriations		18,523,337	11,921,039
Retained earnings		20,128,247	16,338,262
Voluntary reserves
Reserve for investment on social overhead capital		0	2,272,313
Reserve for research and human development		0	330,000
Reserve for business expansion		0	0
Reserve for equalizing dividends		₩ 0	₩ 210,000

[1]	The KEPCO Act requires KEPCO to appropriate a legal reserve equal to at least 20 percent of net income for each accounting period until the reserve equals 50 percent of KEPCO’s common stock. The legal reserve is not available for cash dividends; however, this reserve may be credited to paid-in capital or offset against accumulated deficit by the resolution of the shareholders.